Income Taxes - Schedule of Provision (Benefit) for Income Taxes from Continuing Operations (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 04, 2018	Jul. 29, 2017	Aug. 04, 2018	Jul. 29, 2017	Feb. 03, 2018	Jan. 28, 2017	Jan. 30, 2016
Income Tax Disclosure [Abstract]
Current					$ 1,976	$ 42,268	$ 27,096
Deferred					(33,219)	(19,457)	(17,400)
Current					5,220	9,230	6,381
Deferred					(2,404)	(4,073)	(4,028)
Total income tax provision (benefit)	$ (15,391)	$ 11,146	$ (10,325)	$ (21,921)	$ (28,427)	$ 27,968	$ 12,049